Equity and Other Equity Items - Total Number of Shares Authorized to be Issued and Shares Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Number of shares authorized to be issued, beginning balance	2,000,000	2,000,000
Changes	0	0
Number of shares authorized to be issued, ending balance	2,000,000	2,000,000
Number of shares outstanding, beginning balance	950,321	950,321
Changes	0	0
Number of shares outstanding, ending balance	950,321	950,321